BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019
Total Revenues	$ 2,982,883	$ 7,332,968	$ 5,941,348	$ 14,833,298	$ 20,599,228	$ 12,348,492
Non-Related Parties [Member]
Total Revenues	2,982,577	5,864,945	5,939,602	12,030,911	17,470,966	8,819,979
Related parties [Member]
Total Revenues		330,435		644,392	713,008	695,478
Portable Power Banks [Member]
Total Revenues		910,391		1,538,094	1,709,799	2,238,503
Service [Member]
Total Revenues	$ 306	$ 227,197	$ 1,746	$ 619,901	$ 705,455	$ 594,532